Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Prospectus Date	rr_ProspectusDate	Jan. 29, 2019
Document Creation Date	dei_DocumentCreationDate	Jun. 24, 2019